SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Partially converted shares of common stock, value			$ 624,751	$ 210,301
Subsequent Event [Member]
Subsequent Event [Line Items]
Partially converted shares of common stock, value	$ 71,750
Partially converted shares of common stock, shares	1,025,000
Non payment amount		$ 20,000